REVENUE - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total revenue	$ 1,543	$ 1,645	$ 5,095	$ 6,346	$ 10,976	$ 29,192
Commercial insurance
Disaggregation of Revenue [Line Items]
Total revenue	(243)	(306)	1,553	2,518	3,597	21,978
Facility billing
Disaggregation of Revenue [Line Items]
Total revenue	1,216	1,227	2,528	2,272	4,726	3,879
Managed service agreements and other
Disaggregation of Revenue [Line Items]
Total revenue	$ 570	$ 724	$ 1,014	$ 1,556	$ 2,653	$ 3,335